MINERAL PROPERTY INTERESTS	12 Months Ended
Jun. 30, 2026
MINERAL PROPERTY INTERESTS
MINERAL PROPERTY INTERESTS

6.MINERAL PROPERTY INTERESTS

(a)	Silver Sand Project

On July 20, 2017, the Company acquired the Silver Sand Project. The Project is located in the Colavi District of the Potosí Department, in Southwestern Bolivia, 33 kilometres (“km”) northeast of Potosí City, the department capital. The project covers an area of approximately 5.42 km2 at an elevation of 4,072 metres (“m”) above sea level.

For the year ended June 30, 2026, total expenditures of $2,705,638 (year ended June 30, 2025 - $1,552,036) were capitalized under the project.

(b)	Carangas Project

In April 2021, the Company signed an agreement with a private Bolivian company to acquire a 98% interest in the Carangas Project. The project is located approximately 180 km southwest of the city of Oruro and within 50 km from Bolivia’s border with Chile. The private Bolivian company is 100% owned by Bolivian nationals and holds title to the three exploration licenses that cover an area of 40.75 km2.

Under the agreement, the Company is required to cover 100% of the future expenditures on exploration, mining, development, and production activities for the project.

For the year ended June 30, 2026, total expenditures of $1,705,078 (year ended June 30, 2025 - $1,473,791) were capitalized under the project.

(c)	Silverstrike Project

In December 2019, the Company acquired a 98% interest in the Silverstrike Project from a private Bolivian corporation. The project covers an area of approximately 13 km2 and is located approximately 140 km southwest of the city of La Paz, Bolivia.

For the year ended June 30, 2026, total expenditures of $76,018 (year ended June 30, 2025 - $62,032) were capitalized under the project.

The continuity schedule of mineral property acquisition costs and deferred exploration and development costs is summarized as follows:

Cost	Silver Sand	Carangas	Silverstrike	Total
Balance, June 30, 2024	$88,977,334	$19,854,042	$4,934,555	$113,765,931
Capitalized exploration expenditures
Reporting and assessment	94,894	190,352	—	285,246
Drilling and assaying	342	6,763	5,125	12,230
Project management and support	1,155,235	889,034	37,828	2,082,097
Camp service	179,873	295,804	17,033	492,710
Permit and license	12,606	47,818	—	60,424
Value added tax not claimed	109,086	44,020	2,046	155,152
Foreign currency impact	51,499	26,018	3,058	80,575
Balance, June 30, 2025	$90,580,869	$21,353,851	$4,999,645	$116,934,365
Capitalized exploration expenditures
Reporting and assessment	765	519,339	—	520,104
Drilling and assaying	11,014	8,919	589	20,522
Project management and support	1,610,799	958,627	55,006	2,624,432
Camp service	899,749	154,812	19,458	1,074,019
Permit and license	6,359	42,203	—	48,562
Value added tax not claimed	176,952	21,178	965	199,095
Foreign currency impact	(527,807)	(181,714)	(36,361)	(745,882)
Balance, June 30, 2026	$92,758,700	$22,877,215	$5,039,302	$120,675,217